Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash and cash equivalents [line items]
Cash and banks	[1]	$ 198	$ 304	$ 230
Short-term investments	[2]	329	375	797
Financial assets at fair value through profit or loss	[3]	406	439	96
Total		$ 933	$ 1,118	$ 1,123	$ 773

[1]	Includes balances granted as collateral, see Note 34.d).
[2]	Includes 727 of BCRA bills as of December 31, 2023. Additionally, includes 13, 146 and 45 of term deposits and other investments with BNA as of December 31, 2025, 2024 and 2023, respectively.
[3]	See Note 6.